OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 40)	£ 46	£ (30)	£ (37)
Share of results of joint ventures and associates (note 21)	(13)	6	9
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,120	1,250	1,343
Rental income from investment properties (note 25)	191	191	197
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 40)	149	196	275
Movement in value of in-force business (note 23)	76	825	(55)
Liability management	(145)	5	0
Gain related to establishment of joint venture	0	244	0
Share of results of joint ventures and associates (note 21)	(13)	6	9
Other	45	191	151
Total other operating income	£ 1,423	£ 2,908	£ 1,920